Compass EMP Managed Futures Strategy Fund
Compass EMP Managed Futures Strategy Fund
Investment Objective:
The Fund’s objective is absolute return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page ~~[_] of the Fund’s Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Managed Futures Strategy Fund (USD $)	Compass EMP Managed Futures Strategy Fund Class A	Compass EMP Managed Futures Strategy Fund Class T	Compass EMP Managed Futures Strategy Fund Class C	Compass EMP Managed Futures Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15.00	15.00	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Managed Futures Strategy Fund		Compass EMP Managed Futures Strategy Fund Class A	Compass EMP Managed Futures Strategy Fund Class T	Compass EMP Managed Futures Strategy Fund Class C	Compass EMP Managed Futures Strategy Fund Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses	[1]	0.39%	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.90%	2.15%	2.65%	1.65%
Fee Waivers and Expense Reimbursement	[2]	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.61%	1.86%	2.36%	1.36%
[1]	Estimated for the current fiscal year.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Compass EMP Managed Futures Strategy Fund (USD $)	1 Year	3 Years
Compass EMP Managed Futures Strategy Fund Class A	729	1,111
Compass EMP Managed Futures Strategy Fund Class T	532	973
Compass EMP Managed Futures Strategy Fund Class C	239	796
Compass EMP Managed Futures Strategy Fund Class I	138	492

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing up to 25% of the Fund’s net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the "Subsidiary") that will invest primarily in (long and short) commodity (such as oil, corn, or gold), currency and financial futures, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.  The Subsidiary may invest in other entities, such as limited partnerships (including commodity pools) and limited liability companies ("Underlying Funds") that invest primarily in (long and short) commodity futures.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.  The Subsidiary’s investments in futures contracts are weighted based on the volatility of each contract.   Volatility is a measure of the historical dispersion of a futures contract’s price compared to its mean.  The weight of each futures contract is defined by its own volatility relative to the average volatility of other futures contracts measured over the past 180 days.  Futures contracts with lower volatility receive a higher weighting and futures contracts with higher volatility receive a lower weighting.   The Fund limits its exposure to one commodity to 25%.  The Advisor may engage a sub-adviser or sub-advisers to execute a portion of the Fund’s investment strategy.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt .  The Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20 % of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as " junk bonds ."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

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Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

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Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

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Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

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Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

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Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

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Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

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Management Risk.  The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

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Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

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Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

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Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.